Real Estate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Real Estate [Line Items]
Schedule of Aggregate purchase price of the acquisitions
The purchase price and other acquisition items for the properties acquired during the year ended December 31, 2017 are shown below:

							Paid to Advisor
Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price		Approx. Square Feet	Acquisition Fees and Reimbursable Expenses (1)	Contingent Advisor Payment (2)	Year of Lease Expiration
Allstate	Lone Tree, CO	Allstate Insurance Company	1/31/2017	$14,750	(3)	70,300	$402	$273	2026
MISO	Carmel, IN	Midcontinent Independent System Operator, Inc.	5/15/2017	$28,600		133,400	$696	$529	2028

(1)
Under the Original Advisory Agreement, the fee consisted of a 2.0% base acquisition fee and acquisition expense reimbursement for actual acquisition expenses incurred, estimated to be approximately 1.0% of acquisition value.

(2)
Under the Original Advisory Agreement, the Advisor was entitled to receive an acquisition fee in an amount up to 3.85% of the contract purchase price for each property the Company acquired. The acquisition fee consisted of a 2.0% base acquisition fee and up to an additional 1.85% contingent advisor payment (the “Contingent Advisor Payment”); provided, however, that $5.0 million of amounts advanced by the Advisor for dealer manager fees and organizational and offering expenses (the “Contingent Advisor Payment Holdback”) would be retained by the Company until the later of (a) the termination of the IPO, including any follow-on offerings where the Advisor provides up-front funding of offering fees, or (b) July 31, 2017, at which time such amount would be paid to the Advisor. On July 31, 2017, the Company paid to the Advisor the Contingent Advisor Payment Holdback of $5.0 million, which consisted of amounts previously advanced by the Advisor for dealer manager fees and organizational and offering expenses.

(3)	The purchase price for the Allstate property was $14.8 million, plus closing costs, less a credit in the amount of $0.4 million applied at closing.

Summary of purchase price allocation
The following summarizes the purchase price allocations for the properties acquired during the year ended December 31, 2017:

Property(1)	Land	Building and Improvements	Tenant Origination and Absorption Cost	In-Place Lease Valuation Above Market	In-Place Lease Valuation (Below) Market	Total
Allstate	$1,808	$9,071	$5,019	$—	$(1,001)	$14,897
MISO	$3,104	$18,077	$7,937	$218	$—	$29,336

(1)
The Company evaluated the transactions above under the clarified framework for determining whether an integrated set of assets and activities meets the definition of a business, pursuant to ASU No. 2017-01, Business Combinations, issued in January 2017, which the Company early-adopted effective October 1, 2016. Acquisitions that do not meet the definition of a business are accounted for as asset acquisitions. Since the transactions above lacked a substantive process, the transactions did not meet the definition of a business and consequently were accounted for as asset acquisitions. The Company allocated the total consideration (including acquisition costs of approximately $1.2 million) to the individual assets and liabilities acquired on a relative fair value basis.

Schedule of future minimum contractual rent payments
The future minimum contractual rent payments pursuant to the current lease terms are shown in the table below. The Company's current leases have expirations ranging from 2021 to 2044.

As of September 30, 2018
Remaining 2018	$19,311
2019	78,887
2020	80,492
2021	72,677
2022	73,538
Thereafter	528,803
Total	$853,708

The future minimum contractual rent payments pursuant to the current lease terms are shown in the table below. The Company’s current leases have expirations ranging from 2020 to 2044.

As of December 31, 2017
2018	$71,662
2019	78,887
2020	80,492
2021	72,677
2022	73,538
Thereafter	528,803
Total	$906,059

Schedule of in-place lease valuation and tenant origination and absorption cost
The Company allocated a portion of the acquired real estate asset value to in-place lease valuation and tenant origination and absorption cost. The in-place lease was measured against comparable leasing information and the present value of the difference between the contractual, in-place rent and the fair market rent was calculated using, as the discount rate, the capitalization rate utilized to compute the value of the real estate at acquisition.

	September 30, 2018	December 31, 2017
In-place lease valuation (above market)	$4,046	$4,046
In-place lease valuation (above market), accumulated amortization	(1,030)	(752)
Intangible assets, net	$3,016	$3,294
In-place lease valuation (below market)	$(62,070)	$(62,070)
In-place lease valuation (below market) - accumulated amortization	14,564	10,775
In-place lease valuation (below market), net	$(47,506)	$(51,295)
Tenant origination and absorption cost	$240,364	$240,364
Tenant origination and absorption cost - accumulated amortization	(65,264)	(47,165)
Tenant origination and absorption cost, net	$175,100	$193,199

The Company allocated a portion of the acquired real estate asset value to in-place lease valuation and tenant origination and absorption cost. The in-place lease was measured against comparable leasing information and the present value of the difference between the contractual, in-place rent and the fair market rent was calculated using, as the discount rate, the capitalization rate utilized to compute the value of the real estate at acquisition. The intangible assets are amortized over the remaining lease terms of the respective properties, which on a weighted-average basis, was approximately 10.3 and 11.4 years as of December 31, 2017 and December 31, 2016, respectively.

	December 31, 2017	December 31, 2016
In-place lease valuation (above market)	$4,046	$3,828
In-place lease valuation (above market), accumulated amortization	(752)	(300)
Intangible assets, net	$3,294	$3,528
In-place lease valuation (below market)	$(62,070)	$(61,069)
In-place lease valuation (below market) - accumulated amortization	10,775	5,750
In-place lease valuation (below market), net	$(51,295)	$(55,319)
Tenant origination and absorption cost	$240,364	$227,407
Tenant origination and absorption cost - accumulated amortization	(47,165)	(23,409)
Tenant origination and absorption cost, net	$193,199	$203,998

Schedule of estimated annual amortization (income) expense
The amortization of the intangible assets and other leasing costs for the respective periods is as follows:

	Amortization (income) expense for the year ended December 31,
	2017	2016	2015
In-place lease valuation	$(4,573)	$(3,592)	$(1,858)
Tenant origination and absorption cost	$23,756	$16,264	$7,145

Estimated annual amortization (income) expense, in-place lease valuation
The following table sets forth the estimated annual amortization (income) expense for in-place lease valuation, and tenant origination and absorption costs as of September 30, 2018 for the next five years:

Year	In-Place Lease Valuation	Tenant Origination and Absorption Costs
Remaining 2018	$(1,170)	$6,033
2019	$(4,695)	$24,198
2020	$(4,695)	$24,198
2021	$(3,799)	$19,715
2022	$(3,799)	$19,597

The following table sets forth the estimated annual amortization (income) expense for in-place lease valuation, and tenant origination and absorption costs as of December 31, 2017 for the next five years:

Year	In-Place Lease Valuation	Tenant Origination and Absorption Costs
2018	$(4,695)	$24,198
2019	$(4,695)	$24,198
2020	$(4,695)	$24,198
2021	$(3,799)	$19,715
2022	$(3,799)	$19,597

Griffin Capital Essential Asset REIT, Inc. [Member]
Real Estate [Line Items]
Schedule of Aggregate purchase price of the acquisitions
The purchase price and other acquisition items for the properties acquired during the nine months ended September 30, 2018 are shown below:

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Approx. Square Feet	Acquisition Fees and Expenses (1)	Year of Lease Expiration
Quaker	Lakeland, Florida	Quaker Sales and Distribution, Inc.	3/13/2018	$59,600	605,400	$1,777	2028
McKesson	Scottsdale, Arizona	McKesson Corporation	4/10/2018	$67,000	271,100	$2,139	2028
Shaw	Wentworth, Georgia	Shaw Industries, Inc.	5/3/2018	$56,526	1,001,500	$1,782	2033

(1)
The Advisor is entitled to receive acquisition fees equal to 2.5% and acquisition expense reimbursement of up to 0.5% of the contract purchase price for each acquisition. In addition, the Company incurred third-party costs associated with the three acquisitions.

The purchase price and other acquisition items for the property acquired during the year ended December 31, 2017 are shown below:

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Approx. Square Feet	Acquisition Fees Paid to the Advisor (1)	Year of Lease Expiration
LPL	Fort Mill, SC	LPL Holdings, Inc.	11/30/2017	$130,000	451,600	$3,791	2036

(1)	The Advisor is entitled to receive acquisition fees equal to 2.5% and acquisition expense reimbursement of up to 0.5% of the contract purchase price for each acquisition.

Summary of purchase price allocation
The following summarizes the purchase price allocation of the LPL property acquired during the year ended December 31, 2017:

Property	Land	Building and improvements	Tenant origination and absorption costs	In-place lease valuation - above market	Total
LPL (1)	$5,886	$108,000	$19,859	$383	$134,128

(1)
The Company evaluated the transactions above under the clarified framework for determining whether an integrated set of assets and activities meets the definition of a business, pursuant to ASU No. 2017-01, Business Combinations, issued in January 2017, which the Company early-adopted effective January 1, 2017. Acquisitions that do not meet the definition of a business are accounted for as asset acquisitions. Since the transaction above lacked a substantive process, the transaction did not meet the definition of a business and consequently was accounted for as asset acquisition. The Company allocated the total consideration (including acquisition costs of approximately $4.1 million) to the individual assets and liabilities acquired on a relative fair value basis.

Schedule of future minimum contractual rent payments
The following summarizes the purchase price allocations of the properties acquired during the nine months ended September 30, 2018:

Property (1)	Land	Building and improvements	Tenant origination and absorption costs	In-place lease valuation - above (below) market	Receivable- Ground Lease	Payable- Ground Lease Payments	Total
Quaker	$5,433	$50,953	$4,387	$(502)	$—	$—	$60,271
McKesson	$312	$45,109	$24,652	$(933)	$—	$—	$69,140
Shaw	$5,465	$48,820	$8,297	$(4,273)	$2,008	$(2,008)	$58,309

(1)
The Company evaluated the transactions above under the clarified framework for determining whether an integrated set of assets and activities meets the definition of a business, pursuant to ASU No. 2017-01, Business Combinations, issued in January 2017, which the Company early-adopted effective January 1, 2017. Acquisitions that do not meet the definition of a business are accounted for as asset acquisitions. Since the transactions above lacked a substantive process, the transactions did not meet the definition of a business and consequently were accounted for as asset acquisitions. The Company allocated the total consideration (including acquisition costs of approximately $5.7 million) to the individual assets and liabilities acquired on a relative fair value basis.

The future minimum contractual rent payments pursuant to the current lease terms are shown in the table below. The Company's current leases have expirations ranging from 2018 to 2036.

As of September 30, 2018
Remaining 2018	$61,164
2019	226,557
2020	204,640
2021	191,182
2022	182,708
Thereafter	803,849
Total	$1,670,100

The future minimum contractual rent payments pursuant to the current lease terms are shown in the table below. The Company’s current leases have expirations ranging from 2018 to 2036.

As of December 31, 2017
2018	$231,620
2019	210,449
2020	188,653
2021	174,053
2022	164,494
Thereafter	664,226
Total	$1,633,495

Schedule of in-place lease valuation and tenant origination and absorption cost
The Company allocated a portion of the acquired and contributed real estate asset value to in-place lease valuation and tenant origination and absorption cost, net of the write-off of intangibles, as of September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
In-place lease valuation (above market)	$42,736	$42,736
In-place lease valuation (above market) - accumulated amortization	(31,065)	(26,613)
In-place lease valuation (above market), net	11,671	16,123
Ground leasehold interest (below market)	2,254	2,255
Ground leasehold interest (below market) - accumulated amortization	(129)	(109)
Ground leasehold interest (below market), net	2,125	2,146
Intangible assets, net	$13,796	$18,269
In-place lease valuation (below market)	$(55,482)	$(49,774)
In-place lease valuation (below market) - accumulated amortization	30,779	26,193
In-place lease valuation (below market), net	$(24,703)	$(23,581)
Tenant origination and absorption cost	$532,207	$494,871
Tenant origination and absorption cost - accumulated amortization	(284,763)	(242,108)
Tenant origination and absorption cost, net	$247,444	$252,763

The Company allocated a portion of the acquired and contributed real estate asset value to in-place lease valuation and tenant origination and absorption cost, net of the write-off of intangibles for the years ended December 31, 2017 and 2016. In-place leases were measured against comparable leasing information and the present value of the difference between the contractual, in-place rent, and the fair market rent was calculated using, as the discount rate, the capitalization rate utilized to compute the value of the real estate at acquisition or contribution.

	December 31,
	2017	2016
In-place lease valuation (above market)	$43,826	$47,419
In-place lease valuation (above market) - accumulated amortization	(27,703)	(20,543)
In-place lease valuation (above market), net	16,123	26,876
Ground leasehold interest (below market)	2,255	2,254
Ground leasehold interest (below market) - accumulated amortization	(109)	(82)
Ground leasehold interest (below market), net	2,146	2,172
Intangible assets, net	$18,269	$29,048
In-place lease valuation (below market)	$(49,774)	$(51,966)
In-place lease valuation (below market) - accumulated amortization	26,193	20,330
In-place lease valuation (below market), net	$(23,581)	$(31,636)
Tenant origination and absorption cost	$495,364	$541,646
Tenant origination and absorption cost - accumulated amortization	(242,601)	(197,173)
Tenant origination and absorption cost, net	$252,763	$344,473

Schedule of estimated annual amortization (income) expense
The following table sets forth the estimated annual amortization (income) expense for in-place lease valuation, net, tenant origination and absorption costs, ground leasehold improvements, and other leasing costs as of September 30, 2018 for the next five years:

Year	In-place lease valuation, net	Tenant origination and absorption costs	Ground leasehold improvements	Other leasing costs
Remaining 2018	$(386)	$11,150	$21	$2,389
2019	$(2,464)	$38,096	$21	$4,765
2020	$(936)	$29,867	$21	$4,712
2021	$(717)	$25,170	$21	$4,830
2022	$(1,058)	$22,938	$21	$4,818

The amortization of the intangible assets and other leasing costs for the respective periods is as follows:

	Amortization (income) expense for the year ended December 31,
	2017	2016	2015
In-place lease valuation, net	$1,689	$3,287	$(3,785)
Tenant origination and absorption cost	$59,046	$72,912	$69,099
Ground leasehold amortization (below market)	$27	$28	$28
Other leasing costs amortization	$1,527	$1,202	$301

Restrictions on cash and cash equivalents
In conjunction with acquisition of certain assets, as required by certain lease provisions or certain lenders in conjunction with an acquisition or debt financing, or credits received by the seller of certain assets, the Company assumed or funded reserves for specific property improvements and deferred maintenance, re-leasing costs, and taxes and insurance, which are included on the consolidated balance sheets as restricted cash. Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows:

	Balance as of
	September 30, 2018	December 31, 2017
Cash reserves	$20,619	$17,034
Midland mortgage loan restricted lockbox	1,746	2,158
1031 Exchange Funds (1)	—	154,940
Total	$22,365	$174,132

(1)
Section 1031 of the Internal Revenue Code of 1986, as amended ("1031 Exchanges"). Represents cash proceeds from a disposition that are temporarily held at the qualified intermediary for purposes of facilitating potential Section 1031 Exchanges. The Company's three acquisitions during the six months ended June 30, 2018 completed the 1031 Exchange.

Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows:

	Balance as of December 31, 2016	Additions	Deductions	Balance as of December 31, 2017
Tenant improvement reserves (1)	$9,238	$5,468	$(1,071)	$13,635
Midland mortgage loan repairs reserves (2)	67	323	—	390
Real estate tax reserve (3)	1,645	3,344	(2,892)	2,097
Property insurance reserve (Emporia Partners) (3)	257	467	(499)	225
Rent Abatement Reserve	—	731	(390)	341
Restricted deposits/Leasing commission reserve	745	4	(404)	345
Midland mortgage loan restricted lockbox (4)	1,468	2,158	(1,468)	2,158
Holdback Escrow (5)	—	77,275	(77,275)	—
1031 Exchange Funds (6)	—	286,711	(131,771)	154,940
Total	$13,420	$376,481	$(215,770)	$174,131

(1)	Represents tenant improvement reserves held by the lenders.

(2)
Represents a deferred maintenance reserve funded by the Company as part of the refinancing that occurred on February 28, 2013, whereby certain properties became collateral for the Midland mortgage loan.

(3)	Represents real estate tax and insurance reserves which are funded monthly and held by the lenders. Funds are requested for disbursement as real estate tax and insurance premium payments are made.

(4)
As part of the terms of the Midland mortgage loan, rent collections from the eight properties which serve as collateral thereunder are received in a designated cash collateral account which is controlled by the lender until the designated payment date, as defined in the loan agreement, and the excess cash is transferred to the operating account.

(5)	Represents initial funds held back related to the Bank of America Loan, which were released on October 25, 2017 and October 26, 2017.

(6)	Represents cash proceeds from a disposition that are temporarily held at the qualified intermediary for purposes of facilitating potential Section 1031 Exchanges.

Major components of assets and liabilities related to the real estate held for sale
The following summary presents the major components of assets and liabilities related to the real estate held for sale as of the nine months ended September 30, 2018 and year ended December 31, 2017:

	Balance as of
	September 30, 2018	December 31, 2017
Land	$589	$589
Building and improvements	2,493	2,493
Tenant origination and absorption cost	493	493
Total real estate	3,575	3,575
Less: accumulated depreciation and amortization	(868)	(794)
Total real estate, net	2,707	2,781
Other assets	4	178
Total assets	$2,711	$2,959

Accrued expenses and other liabilities	$288	$527
Due to affiliates	5	10
Total liabilities	$293	$537

Estimated annual amortization (income) expense, in-place lease valuation
The following table sets forth the estimated annual amortization (income) expense for in-place lease valuation, net, tenant origination and absorption costs, ground leasehold improvements, and other leasing costs as of December 31, 2017 for the next five years:

Year	In-place lease valuation, net	Tenant origination and absorption costs	Ground leasehold improvements	Other leasing costs
2018	$(1,018)	$51,363	$27	$1,768
2019	$(1,856)	$42,721	$27	$1,782
2020	$(770)	$33,302	$27	$1,757
2021	$(630)	$28,724	$27	$1,704
2022	$(1,007)	$24,918	$27	$1,674